Share capital, Share Purchase Warrants (FY) (Details)				3 Months Ended	12 Months Ended
	Oct. 08, 2024 $ / shares	May 10, 2023 shares	Nov. 04, 2022 shares	Oct. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2023 $ / shares shares	Jul. 31, 2022 $ / shares shares	Oct. 29, 2024 $ / shares	Jul. 31, 2024 $ / shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Number of Warrants [Abstract]
Beginning balance (in shares)				8,689,018
Issued (in shares)			7,981,668
Exercised (in shares)		(1,170,000)
Ending balance (in shares)				7,381,668	8,689,018
Exercise price of warrant (in dollars per share) | $ / shares	$ 1.03			$ 1.03				$ 0.2		$ 0.2	$ 0.2	$ 0.2
Remaining Life [Abstract]
Share purchase warrants, remining life	2 years			1 year 10 months 17 days	8 months 12 days
Exercise Price CAD $1.20 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)				6,080,001
Exercise price of warrant (in dollars per share) | $ / shares				$ 1.2
Expiry date of warrant				Nov. 04, 2024
Exercise Price CAD $2.00 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)				85,000
Exercise price of warrant (in dollars per share) | $ / shares				$ 2
Expiry date of warrant				Jun. 30, 2025
Exercise Price CAD $0.20 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)				1,216,667
Exercise price of warrant (in dollars per share) | $ / shares				$ 0.2
Expiry date of warrant				Sep. 29, 2026
Share Purchase Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)				8,689,018	9,872,351	7,959,376
Replacement Finco Warrants (in shares)						2,997,975
Issued (in shares)						85,000
Exercised (in shares)				(600,000)	(1,183,333)	(1,170,000)
Ending balance (in shares)				8,089,018	8,689,018	9,872,351	7,959,376
Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares				$ 1	$ 0.9	$ 0.7
Replacement Finco warrants, weighted average exercise price (in dollars per share) | $ / shares						1.2
Issued, weighted average exercise price (in dollars per share) | $ / shares						2
Exercised, weighted average exercise price (in dollars per share) | $ / shares				0.2	0.2	0.35
Weighted average exercise price, ending balance (in dollars per share) | $ / shares				$ 1.06	$ 1	$ 0.9	$ 0.7
Remaining Life [Abstract]
Share purchase warrants, remining life				3 months 21 days	8 months 1 day	1 year 10 months 6 days	1 year 9 months 18 days
Replacement Finco warrants, remaining life						1 year 3 months 7 days
Issued, remaining life						1 year 11 months 1 day
Share Purchase Warrants [Member] | Exercise Price CAD $1.20 [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)				6,787,351
Ending balance (in shares)				6,787,351	6,787,351
Exercise price of warrant (in dollars per share) | $ / shares				$ 1.2	$ 1.2
Expiry date of warrant				Nov. 04, 2024	Nov. 04, 2024
Share Purchase Warrants [Member] | Exercise Price CAD $2.00 [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)				85,000
Ending balance (in shares)				85,000	85,000
Exercise price of warrant (in dollars per share) | (per share)				$ 2					$ 2
Expiry date of warrant					Jun. 30, 2025
Share Purchase Warrants [Member] | Exercise Price CAD $0.20 [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)				1,816,667
Ending balance (in shares)				1,216,667	1,816,667
Exercise price of warrant (in dollars per share) | $ / shares				$ 0.2	$ 0.2
Expiry date of warrant				Sep. 29, 2026	Sep. 29, 2026